AB Income Fund

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)			U.S. $ Value

GOVERNMENTS - TREASURIES – 43.8%
United States – 43.8%
U.S. Treasury Bonds
3.00%, 08/15/2052	U.S.$	39,563		$28,336,999
4.25%, 02/15/2054		93,128		84,688,093
4.25%, 08/15/2054		4,985		4,537,908
4.50%, 02/15/2044		76,723		73,294,441
4.625%, 05/15/2044		22,779		22,109,867
U.S. Treasury Notes 3.50%, 09/30/2029		23,028		22,196,640
3.75%, 12/31/2028		21,242		20,790,608
3.875%, 08/15/2034		12,815		12,140,210
4.00%, 07/31/2029		28,040		27,636,925
4.125%, 09/30/2027(a) (b)		272,609		271,714,302
4.125%, 07/31/2028		88,642		88,116,086
4.125%, 03/31/2029		15,230		15,099,117
4.125%, 10/31/2029		21,930		21,707,273
4.25%, 12/31/2026		19,500		19,500,000
4.25%, 06/30/2029		11,500		11,449,688
4.50%, 11/15/2033		3,262		3,252,925
4.625%, 04/30/2029		6,175		6,238,680
4.75%, 07/31/2025		145,728		146,046,279
4.875%, 10/31/2028		36,260		36,934,209
5.00%, 08/31/2025		126,545		126,999,771

Total Governments - Treasuries (cost $1,057,767,585)				1,042,790,021

MORTGAGE PASS-THROUGHS – 29.5%
Agency Fixed Rate 30-Year – 29.5%
Federal Home Loan Mortgage Corp. Series 2023 6.00%, 10/01/2053		4,038		4,069,604
6.00%, 11/01/2053		4,038		4,070,387
6.50%, 11/01/2053		7,051		7,233,981
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028		0	**	166
Series 1999 7.50%, 11/01/2029		3		3,082
Series 2020 2.50%, 12/01/2050		79,618		64,983,610
Series 2022 3.00%, 03/01/2052		19,267		16,411,018
3.00%, 08/01/2052		12,660		10,775,773
Series 2024 3.00%, 07/01/2052		9,262		7,883,294
Government National Mortgage Association Series 2023 5.00%, 05/20/2053		7,072		6,887,365
5.00%, 09/20/2053		753		734,019
5.50%, 05/20/2053		36,258		36,128,445
5.50%, 08/20/2053		29,428		29,322,319
Series 2024 5.00%, 04/20/2054		3,107		3,022,955
Series 2025 4.50%, 02/01/2055, TBA		57,336		54,249,352

	Principal Amount (000)		U.S. $ Value

Uniform Mortgage-Backed Security Series 2025 2.00%, 02/01/2055, TBA	U.S.$	41,300	$32,138,177
2.50%, 02/01/2055, TBA		15,800	12,875,766
3.00%, 02/01/2055, TBA		91,074	77,423,679
3.50%, 02/01/2055, TBA		61,081	54,083,235
4.00%, 02/01/2055, TBA		44,832	41,031,629
4.50%, 02/01/2055, TBA		3,230	3,042,593
5.00%, 02/01/2055, TBA		69,852	67,508,365
5.50%, 02/01/2055, TBA		9,700	9,585,570
6.00%, 02/01/2055, TBA		93,125	93,779,781
6.50%, 02/01/2055, TBA		62,500	64,084,475

Total Mortgage Pass-Throughs (cost $690,745,527)			701,328,640

CORPORATES - INVESTMENT GRADE – 15.2%
Industrial – 6.8%
Basic – 0.9%
Alpek SAB de CV 4.25%, 09/18/2029(c)		1,746	1,613,653
Anglo American Capital PLC 2.625%, 09/10/2030(c)		707	615,528
2.875%, 03/17/2031(c)		3,700	3,211,267
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(c)		1,355	1,275,326
Freeport Indonesia PT 4.763%, 04/14/2027(c)		964	956,469
Inversiones CMPC SA 6.125%, 02/26/2034(c)		429	433,440
Nexa Resources SA 5.375%, 05/04/2027(c)		405	401,128
6.75%, 04/09/2034(c)		2,066	2,091,825
Orbia Advance Corp. SAB de CV 1.875%, 05/11/2026(c)		529	502,889
2.875%, 05/11/2031(c)		3,275	2,692,885
4.00%, 10/04/2027(c)		255	243,127
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(c)		704	674,017
5.50%, 09/10/2034(c)		800	760,800
6.50%, 11/07/2033(c)		1,016	1,047,496
Suzano Austria GmbH 6.00%, 01/15/2029		5,115	5,159,501

			21,679,351

Capital Goods – 0.4%
Boeing Co. (The) 3.25%, 02/01/2028		3,747	3,554,629
6.298%, 05/01/2029		2,856	2,969,212
6.528%, 05/01/2034		2,525	2,668,824
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(c)		579	562,064

			9,754,729

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.9%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(c)	U.S.$	2,691	$2,663,740
Grupo Televisa SAB 4.625%, 01/30/2026(d)		1,290	1,267,425
6.625%, 03/18/2025		205	204,584
Paramount Global 4.20%, 06/01/2029		379	359,084
4.20%, 05/19/2032		1,121	999,338
4.95%, 01/15/2031		764	723,149
5.50%, 05/15/2033		685	653,058
6.875%, 04/30/2036		764	782,313
7.875%, 07/30/2030		734	799,539
Prosus NV 3.061%, 07/13/2031(c)		3,143	2,626,385
3.68%, 01/21/2030(c)		5,224	4,690,159
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		1,400	1,355,522
4.279%, 03/15/2032		905	799,595
Weibo Corp. 3.375%, 07/08/2030		3,312	2,972,089

			20,895,980

Consumer Cyclical - Automotive – 1.9%
Ford Motor Co. 3.25%, 02/12/2032		9,159	7,661,320
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		3,380	3,380,135
6.125%, 03/08/2034		1,474	1,444,815
General Motors Financial Co., Inc. 2.35%, 01/08/2031		1,660	1,399,413
2.70%, 06/10/2031		5,419	4,605,012
3.60%, 06/21/2030		832	763,360
6.40%, 01/09/2033		6,354	6,589,860
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(c)		5,180	5,215,846
Hyundai Capital America 4.55%, 09/26/2029(c)		2,007	1,954,116
5.25%, 01/08/2027(c)		949	955,520
5.30%, 06/24/2029(c)		2,780	2,789,980
5.35%, 03/19/2029(c)		4,737	4,762,296
6.50%, 01/16/2029(c)		1,536	1,607,793
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(c)		2,675	2,640,064

			45,769,530

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(c)		2,838	2,706,175
Hasbro, Inc. 6.05%, 05/14/2034		954	963,025

			3,669,200

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.00%, 04/29/2029(c)	EUR	179	$193,017
6.375%, 04/29/2029(c)	U.S.$	347	353,218
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(c)		1,673	1,472,324
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(c)		1,100	977,790
Sands China Ltd. 2.85%, 03/08/2029(e)		318	285,052
5.125%, 08/08/2025(e)		2,880	2,881,728

			6,163,129

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(c)		2,313	2,288,945

Consumer Non-Cyclical – 0.4%
Cencosud SA 5.95%, 05/28/2031(c)		1,289	1,290,740
CVS Health Corp. 5.55%, 06/01/2031		7,274	7,295,313

			8,586,053

Energy – 0.8%
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		865	713,063
5.75%, 01/15/2031(c)		5,823	5,819,972
KazMunayGas National Co. JSC 5.375%, 04/24/2030(c)		2,425	2,360,640
Occidental Petroleum Corp. 5.20%, 08/01/2029		3,682	3,664,179
5.375%, 01/01/2032		3,830	3,757,192
Raizen Fuels Finance SA 6.45%, 03/05/2034(c)		1,554	1,530,121
Var Energi ASA 8.00%, 11/15/2032(c)		1,436	1,609,411

			19,454,578

Technology – 0.6%
Baidu, Inc. 3.425%, 04/07/2030		225	208,397
Entegris, Inc. 4.75%, 04/15/2029(c)		7,688	7,417,382
Lenovo Group Ltd. 3.421%, 11/02/2030(c)		509	457,464
Oracle Corp. 5.50%, 08/03/2035		3,381	3,381,406
SK Hynix, Inc. 5.50%, 01/16/2029(c)		2,000	2,021,160
Western Digital Corp. 2.85%, 02/01/2029		185	166,017

			13,651,826

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Air Canada 3.875%, 08/15/2026(c)	U.S.$	300	$292,815
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(c)		1,635	1,602,856
5.308%, 10/20/2031(c)		2,127	2,086,906

			3,982,577

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		475	434,878
5.875%, 07/05/2034(c)		1,355	1,346,153

			1,781,031

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(c)		4,585	4,243,417

			161,920,346

Financial Institutions – 6.6%
Banking – 4.9%
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,516,490
6.992%, 06/13/2029		4,859	5,096,362
8.00%, 11/01/2031		75	84,090
Series B 4.70%, 05/15/2026(f)		3,727	3,574,230
Banco de Credito del Peru SA 5.85%, 01/11/2029(c)		146	148,537
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, 12/10/2029(c)		3,160	3,153,364
Banco Santander SA 3.225%, 11/22/2032		200	172,488
4.175%, 03/24/2028		2,800	2,751,784
5.552%, 03/14/2028		800	807,944
6.921%, 08/08/2033		5,400	5,733,558
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(c)		1,300	1,328,847
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		2,576	2,607,865
Barclays PLC 4.942%, 09/10/2030		2,380	2,342,896
5.674%, 03/12/2028		1,312	1,330,512
BPCE SA 5.876%, 01/14/2031(c)		2,640	2,679,996
6.293%, 01/14/2036(c)		2,064	2,110,068

	Principal Amount (000)		U.S. $ Value

Series E 4.125%, 03/08/2033(c)	EUR	400	$429,280
CaixaBank SA 5.673%, 03/15/2030(c)	U.S.$	3,239	3,293,869
6.84%, 09/13/2034(c)		3,893	4,156,167
Capital One Financial Corp. 7.624%, 10/30/2031		3,035	3,358,227
Citigroup, Inc. 5.592%, 11/19/2034		1,814	1,803,860
5.827%, 02/13/2035		691	686,273
Series X 3.875%, 02/18/2026(f)		3,286	3,220,806
Credit Agricole SA 5.862%, 01/09/2036(c)		2,177	2,195,548
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		9,101	8,007,788
5.373%, 01/10/2029		1,855	1,859,953
7.146%, 07/13/2027		962	991,158
Discover Financial Services 7.964%, 11/02/2034		2,530	2,892,701
HSBC Holdings PLC 5.546%, 03/04/2030		7,485	7,565,613
7.399%, 11/13/2034		4,230	4,633,077
Lloyds Banking Group PLC 5.462%, 01/05/2028		1,262	1,273,169
NatWest Group PLC 3.032%, 11/28/2035		723	627,268
4.964%, 08/15/2030		3,835	3,795,845
6.475%, 06/01/2034		982	1,011,892
Santander UK Group Holdings PLC 5.694%, 04/15/2031		2,923	2,954,247
Societe Generale SA 5.519%, 01/19/2028(c)		10,276	10,309,500
Standard Chartered PLC 5.545%, 01/21/2029(c)		3,051	3,080,534
6.059% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(c) (f) (g)		7,500	7,013,550
Synchrony Financial 5.935%, 08/02/2030		2,476	2,504,771
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		1,362	1,335,999
UBS Group AG 6.373%, 07/15/2026(c)		1,114	1,121,308

			116,561,434

Finance – 0.2%
Aviation Capital Group LLC 4.125%, 08/01/2025(c)		1,592	1,585,234
4.875%, 10/01/2025(c)		1,315	1,313,317
CFAMC II Co., Ltd. Series E 4.875%, 11/22/2026(c)		498	493,518
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026		630	625,275
REC Ltd. 5.625%, 04/11/2028(c)		648	655,983

			4,673,327

	Principal Amount (000)		U.S. $ Value

Insurance – 1.2%
Athene Global Funding 1.985%, 08/19/2028(c)	U.S.$	2,152	$1,929,763
2.55%, 11/19/2030(c)		1,860	1,599,991
2.717%, 01/07/2029(c)		2,165	1,971,189
5.583%, 01/09/2029(c)		4,595	4,643,293
Generali Series E 5.50%, 10/27/2047(c)	EUR	6,630	7,246,692
Hartford Financial Services Group, Inc. (The) Series ICON 6.91% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(c) (g)	U.S.$	3,275	3,031,602
MetLife Capital Trust IV 7.875%, 12/15/2067(c)		4,117	4,503,916
Swiss RE Subordinated Finance PLC 5.698%, 04/05/2035(c)		4,000	3,973,960

			28,900,406

REITs – 0.3%
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,391,507
Trust Fibra Uno 4.869%, 01/15/2030(c) (d)		1,610	1,460,029
4.869%, 01/15/2030(c)		1,511	1,370,250
5.25%, 01/30/2026(c)		1,038	1,038,727
			6,260,513

			156,395,680

Utility – 1.8%
Electric – 1.8%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(c)		3,064	2,917,694
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		2,346	2,036,171
Alexander Funding Trust II 7.467%, 07/31/2028(c)		2,973	3,148,615
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,582	1,613,055
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(c)		1,081	1,095,053
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(h)		3,087	2,593,197
ComEd Financing III 6.35%, 03/15/2033		3,462	3,458,399

	Principal Amount (000)		U.S. $ Value

Cometa Energia SA de CV 6.375%, 04/24/2035(c)	U.S.$	1,855	$1,832,111
Electricite de France SA 9.125%, 03/15/2033(c) (f)		1,132	1,283,937
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		163	156,110
Engie Energia Chile SA 6.375%, 04/17/2034(c)		2,633	2,661,805
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(c)		417	404,093
Israel Electric Corp., Ltd. 7.75%, 12/15/2027(c)		1,175	1,239,190
Series G 4.25%, 08/14/2028(c)		3,850	3,679,445
Kallpa Generacion SA 4.125%, 08/16/2027(c)		992	965,960
5.875%, 01/30/2032(c)		543	538,683
LLPL Capital Pte Ltd. 6.875%, 02/04/2039(c)		2,638	2,668,165
Minejesa Capital BV 4.625%, 08/10/2030(c)		3,547	3,460,259
Niagara Energy SAC 5.746%, 10/03/2034(c)		1,325	1,278,625
NRG Energy, Inc. 7.00%, 03/15/2033(c)		992	1,066,390
Pacific Gas & Electric Co. 5.55%, 05/15/2029		1,512	1,508,175
Vistra Operations Co. LLC 5.05%, 12/30/2026(c)		81	81,080
6.95%, 10/15/2033(c)		3,770	4,043,325

			43,729,537

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(c)		667	675,671

			44,405,208

Total Corporates - Investment Grade (cost $362,275,383)			362,721,234

COLLATERALIZED LOAN OBLIGATIONS – 7.4%
CLO - Floating Rate – 7.4%
AIMCO CLO 23 Ltd. Series 2025-23A, Class A 5.417% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(c) (g)		3,600	3,600,000
Allegro CLO XI Ltd. Series 2019-2A, Class A1AR 5.543% (CME Term SOFR 3 Month + 1.25%), 01/19/2033(c) (g)		3,850	3,855,024

	Principal Amount (000)		U.S. $ Value

Series 2019-2A, Class BR 6.193% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(c) (g)	U.S.$	2,479	$2,485,699
Apidos CLO XXX Series XXXA, Class A1AR 5.373% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(c) (g)		3,198	3,206,853
Apidos CLO XXXII Series 2019-32A, Class A1R 5.39% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(c) (g)		10,000	10,017,140
Apidos Loan Fund Ltd. Series 2024-1A, Class A1 5.57% (CME Term SOFR 3 Month + 1.27%), 04/25/2035(c) (g)		5,135	5,145,748
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.564% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(c) (g)		9,437	9,449,212
Bain Capital Credit CLO Series 2019-1A, Class AR2 5.523% (CME Term SOFR 3 Month + 1.23%), 04/19/2034(c) (g)		2,850	2,855,865
Series 2019-2A, Class AR2 5.433% (CME Term SOFR 3 Month + 1.13%), 10/17/2032(c) (g)		4,855	4,864,308
Bain Capital Credit CLO Ltd. Series 2020-1A, Class A1R 5.543% (CME Term SOFR 3 Month + 1.25%), 04/18/2033(c) (g)		5,200	5,212,038
Series 2021-4A, Class A1R 5.493% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(c) (g)		5,176	5,181,129
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.605% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(c) (g)		2,750	2,752,076
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 6.312% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(c) (g)		5,300	5,306,577
CBAM Ltd. Series 2018-7A, Class B1 6.155% (CME Term SOFR 3 Month + 1.86%), 07/20/2031(c) (g)		1,996	1,999,389
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.552% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(c) (g)		5,250	5,258,243
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class ARR 5.393% (CME Term SOFR 3 Month + 1.10%), 04/20/2034(c) (g)		4,500	4,505,481

	Principal Amount (000)		U.S. $ Value

Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 5.443% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(c) (g)	U.S.$	4,950	$4,972,379
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A2 6.192% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(c) (g)		5,300	5,307,855
Halcyon Loan Advisors Funding Ltd. Series 2018-1A, Class A2 6.355% (CME Term SOFR 3 Month + 2.06%), 07/21/2031(c) (g)		1,826	1,827,270
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 5.453% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(c) (g)		5,000	5,004,835
Juniper Valley Park CLO Ltd. Series 2023-1A, Class AR 5.543% (CME Term SOFR 3 Month + 1.25%), 07/20/2036(c) (g)		7,500	7,525,890
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 5.534% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(c) (g)		5,000	5,008,995
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 5.587% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(c) (g)		5,000	5,054,980
Oaktree CLO Ltd. Series 2024-28A, Class A 5.674% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(c) (g)		5,000	5,033,190
OCP CLO Ltd. Series 2021-21A, Class D 7.505% (CME Term SOFR 3 Month + 3.21%), 07/20/2034(c) (g)		4,750	4,773,365
OZLM XVIII Ltd. Series 2018-18A, Class B 6.114% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(c) (g)		5,450	5,465,075
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 5.511% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(c) (g)		3,600	3,600,000
Pikes Peak CLO 17 Ltd. Series 2024-17A, Class A1 5.682% (CME Term SOFR 3 Month + 1.38%), 01/15/2038(c) (g)		3,000	3,014,103
PPM CLO 8 Ltd. Series 2025-8A, Class A1 5.567% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(c) (g)		5,000	5,001,775

	Principal Amount (000)		U.S. $ Value

Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.593% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(c) (g)	U.S.$	4,423	$4,444,835
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 5.502% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(c) (g)		6,500	6,504,979
Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.805% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(c) (g)		950	945,659
Silver Point CLO 1 Ltd. Series 2022-1A, Class A1R 5.613% (CME Term SOFR 3 Month + 1.32%), 01/20/2038(c) (g)		6,060	6,093,330
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.697% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(c) (g)		5,000	5,010,130
Venture 41 CLO Ltd. Series 2021-41A, Class A1NR 5.723% (CME Term SOFR 3 Month + 1.43%), 01/20/2034(c) (g)		2,650	2,654,638
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.412% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(c) (g)		5,597	5,613,434
Voya CLO Ltd. Series 2018-3A, Class A1R2 5.502% (CME Term SOFR 3 Month + 1.20%), 10/15/2031(c) (g)		3,375	3,388,029
Series 2024-7A, Class A1 5.596% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(c) (g)		5,000	5,039,020

Total Collateralized Loan Obligations (cost $176,524,050)			176,978,548

CORPORATES - NON-INVESTMENT GRADE – 7.3%
Industrial – 6.4%
Basic – 0.2%
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(c) (i)		486	320,011
Efesto Bidco S.p.A Efesto US LLC Series XR 7.50%, 02/15/2032(c)		1,919	1,919,000
ERP Iron Ore LLC 9.039%, 12/31/2019(i) (j) (k) (l) (m)		118	0
Graphic Packaging International LLC 4.75%, 07/15/2027(c)		32	31,416
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(h) (j) (k) (l) (m)		1,407	0
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(c)		1,782	1,766,782

			4,037,209

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(c)	EUR	1,096	$1,027,157
4.125%, 08/15/2026(c)	U.S.$	438	384,424
Bombardier, Inc. 6.00%, 02/15/2028(c)		7	6,983
7.875%, 04/15/2027(c)		22	22,070
Esab Corp. 6.25%, 04/15/2029(c)		956	969,843
LSB Industries, Inc. 6.25%, 10/15/2028(c) (e)		1,402	1,380,325
Quikrete Holdings, Inc. 6.375%, 03/01/2032(c)		1,168	1,173,094
Trinity Industries, Inc. 7.75%, 07/15/2028(c)		1,163	1,208,764
Trivium Packaging Finance BV 3.75%, 08/15/2026(c)	EUR	100	103,157

			6,275,817

Communications - Media – 1.0%
AMC Networks, Inc. 10.25%, 01/15/2029(c)	U.S.$	2,649	2,827,410
Banijay Entertainment SAS 7.00%, 05/01/2029(c)	EUR	1,730	1,886,681
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)	U.S.$	688	624,312
4.50%, 06/01/2033(c)		6,459	5,483,949
4.75%, 02/01/2032(c)		519	461,791
CSC Holdings LLC 11.75%, 01/31/2029(c)		1,298	1,291,977
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(c)		2,841	2,600,453
Neptune Bidco US, Inc. 9.29%, 04/15/2029(c)		2,658	2,265,095
Paramount Global 6.375%, 03/30/2062		1,669	1,628,260
Sinclair Television Group, Inc. 5.50%, 03/01/2030(c)		391	272,335
Sirius XM Radio LLC 3.875%, 09/01/2031(c)		264	227,457
Univision Communications, Inc. 8.00%, 08/15/2028(c)		3,712	3,793,627

			23,363,347

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.3%
Altice France SA 5.125%, 07/15/2029(c)	U.S.$	1,984	$1,581,923
5.50%, 01/15/2028(c)		878	703,726
5.50%, 10/15/2029(c)		1,528	1,219,955
Optics Bidco SpA 6.00%, 09/30/2034(c)		1,080	1,037,599
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(c)		1,329	1,168,736
7.75%, 04/15/2032(c)		1,585	1,605,605

			7,317,544

Consumer Cyclical - Automotive – 0.4%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(c)		3,987	3,956,101
Clarios Global LP/Clarios US Finance Co. 6.75%, 02/15/2030(c)		295	299,605
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(h) (j) (k) (l) (m) (n)		2,273	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(h) (j) (k) (l) (m) (n)		933	0
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(c) (i)	EUR	506	553,211
Tenneco, Inc. 8.00%, 11/17/2028(c)	U.S.$	3,028	2,888,227
ZF North America Capital, Inc. 6.75%, 04/23/2030(c)		517	508,128
6.875%, 04/14/2028(c)		1,328	1,334,760
7.125%, 04/14/2030(c)		163	163,129

			9,703,161

Consumer Cyclical - Entertainment – 0.0%
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(c)		82	82,067
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(c)		964	931,282

			1,013,349

Consumer Cyclical - Other – 0.3%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)		2,099	2,113,672
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(c)		1,864	1,774,826
Installed Building Products, Inc. 5.75%, 02/01/2028(c)		846	835,027
Masterbrand, Inc. 7.00%, 07/15/2032(c)		967	988,642
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(c)		834	831,865

			6,544,032

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(c)	U.S.$	2,338	$2,369,236

Consumer Cyclical - Retailers – 0.2%
Arko Corp. 5.125%, 11/15/2029(c)		845	780,501
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(c)		1,644	1,720,643
Kontoor Brands, Inc. 4.125%, 11/15/2029(c)		2,225	2,070,830
Sonic Automotive, Inc. 4.875%, 11/15/2031(c)		753	695,298

			5,267,272

Consumer Non-Cyclical – 0.9%
Bausch & Lomb Corp. 8.375%, 10/01/2028(c)		7,165	7,504,334
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(c)		287	254,543
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(c)		2,079	1,435,175
CVS Health Corp. 6.75%, 12/10/2054		295	291,758
7.00%, 03/10/2055		3,261	3,295,403
DaVita, Inc. 4.625%, 06/01/2030(c)		2,563	2,383,052
Embecta Corp. 5.00%, 02/15/2030(c)		652	606,569
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(c) (l) (m)		266	213,186
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(c) (e) (i) (l) (m)		2,286	1,257,118
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(c) (e) (i) (l) (m)		408	350,750
Neogen Food Safety Corp. 8.625%, 07/20/2030(c)		1,594	1,705,038
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(c)		904	817,605
Owens & Minor, Inc. 6.625%, 04/01/2030(c) (d)		892	859,023

			20,973,554

Energy – 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(c)		619	635,998
Buckeye Partners LP 6.875%, 07/01/2029(c)		1,523	1,560,070
CITGO Petroleum Corp. 8.375%, 01/15/2029(c)		6,469	6,684,418

	Principal Amount (000)		U.S. $ Value

Civitas Resources, Inc. 8.375%, 07/01/2028(c)	U.S.$	2,280	$2,385,769
8.625%, 11/01/2030(c)		1,250	1,325,225
CNX Resources Corp. 6.00%, 01/15/2029(c)		437	433,128
7.25%, 03/01/2032(c)		3,405	3,471,636
Murphy Oil Corp. 6.00%, 10/01/2032		358	346,050
NFE Financing LLC 12.00%, 11/15/2029(c)		14,615	15,270,162
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(c)		2,055	2,109,047
8.375%, 02/15/2032(c)		1,082	1,113,486
Sunoco LP 7.00%, 05/01/2029(c)		350	362,030
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		693	660,713
4.50%, 04/30/2030		348	328,261
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033(c)		699	602,140
4.125%, 08/15/2031(c)		752	679,650
6.25%, 01/15/2030(c)		1,749	1,781,636
Venture Global LNG, Inc. 7.00%, 01/15/2030(c)		87	88,952
8.125%, 06/01/2028(c)		1,342	1,403,142
8.375%, 06/01/2031(c)		899	945,919
9.00%, 09/30/2029(c) (f)		2,265	2,360,991
9.50%, 02/01/2029(c)		2,886	3,216,591
9.875%, 02/01/2032(c)		2,881	3,171,318

			50,936,332

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(c)		457	476,267

Services – 0.0%
Allied Universal Holdco LLC 7.875%, 02/15/2031(c)		696	713,762
Belron UK Finance PLC 4.625%, 10/15/2029(c)	EUR	368	392,281
Monitronics International, Inc. 9.125%, 04/01/2020(j) (k) (l) (m) (n)	U.S.$	1,835	0

			1,106,043

Technology – 0.0%
Amentum Holdings, Inc. 7.25%, 08/01/2032(c)		215	217,975
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(c)		405	420,694

			638,669

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(c) (k) (o)	U.S.$	1,668	$1,381,139

Transportation - Services – 0.5%
Hertz Corp. (The) 12.625%, 07/15/2029(c)		3,744	4,037,792
Loxam SAS 4.50%, 02/15/2027(c)	EUR	2,338	2,450,084
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	4,662	4,554,790

			11,042,666

			152,445,637

Financial Institutions – 0.5%
Banking – 0.1%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(c)		2,904	3,131,180
Synchrony Financial 7.25%, 02/02/2033		350	366,908

			3,498,088

Finance – 0.2%
Enova International, Inc. 11.25%, 12/15/2028(c)		3,510	3,816,985
Navient Corp. 4.875%, 03/15/2028		243	232,721

			4,049,706

Insurance – 0.1%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(c)	EUR	1,099	1,172,094

Other Finance – 0.0%
Curo SPV LLC 13.00%, 08/01/2028(m)	U.S.$	1,077	1,117,553

REITs – 0.1%
Crossgates, Inc. 11.00%, 07/25/2025(m)		2,022	1,995,658

			11,833,099

Utility – 0.4%
Electric – 0.4%
NRG Energy, Inc. 5.75%, 07/15/2029(c)		937	924,444
Vistra Corp. 7.00%, 12/15/2026(c) (f)		3,399	3,407,293
8.00%, 10/15/2026(c) (f)		4,113	4,206,242

			8,537,979

Total Corporates - Non-Investment Grade (cost $173,169,518)			172,816,715

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 3.1%
Industrial – 2.8%
Basic – 1.3%
Braskem Idesa SAPI 6.99%, 02/20/2032(c)	U.S.$	2,510	$1,953,107
7.45%, 11/15/2029(c) (d)		3,551	2,971,299
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		4,810	4,474,743
8.00%, 10/15/2034(c)		595	575,365
8.50%, 01/12/2031(c)		1,952	1,986,453
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(c)		1,188	1,179,838
CSN Inova Ventures 6.75%, 01/28/2028(c)		1,286	1,222,021
CSN Resources SA 4.625%, 06/10/2031(c)		2,693	2,105,118
Eregli Demir ve Celik Fabrikalari TAS 8.375%, 07/23/2029(c)		1,415	1,446,837
Indika Energy Tbk PT 8.75%, 05/07/2029(c)		1,291	1,331,744
JSW Steel Ltd. 5.05%, 04/05/2032(c)		456	410,286
Navoi Mining & Metallurgical Combinat 6.70%, 10/17/2028(c)		689	690,557
Periama Holdings LLC/DE 5.95%, 04/19/2026(c)		400	399,125
Sasol Financing USA LLC 8.75%, 05/03/2029(c)		2,570	2,592,950
Stillwater Mining Co. 4.00%, 11/16/2026(c)		3,347	3,173,391
4.50%, 11/16/2029(c)		891	749,554
UPL Corp., Ltd. 4.50%, 03/08/2028(c)		756	698,733
4.625%, 06/16/2030(c)		2,029	1,771,571
Volcan Cia Minera SAA 8.75%, 01/24/2030(c)		1,580	1,502,027

			31,234,719

Capital Goods – 0.3%
Ambipar Lux SARL 10.875%, 02/05/2033(c)		2,485	2,519,890
Cemex SAB de CV 9.125%, 03/14/2028(c) (f)		4,145	4,270,386

			6,790,276

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	390,786
5.50%, 01/14/2032(c)		808	733,850

			1,124,636

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.0%
CT Trust 5.125%, 02/03/2032(c)	U.S.$	617	$552,801
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(h) (m)		89	889

			553,690

Consumer Cyclical - Other – 0.1%
MGM China Holdings Ltd. 5.25%, 06/18/2025(c)		895	892,762
5.875%, 05/15/2026(c)		598	597,253
Studio City Co., Ltd. 7.00%, 02/15/2027(c)		336	338,732

			1,828,747

Consumer Non-Cyclical – 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(c)		840	731,060
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(c)		1,949	1,794,912
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025(h) (j) (k) (l) (m)		4,705	471
10.875%, 01/13/2020(h) (j) (k) (l) (m)		750	75
11.75%, 02/09/2025(h) (k) (l) (m) (o)		1,678	168

			2,526,686

Energy – 0.9%
Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(c)		2,057	2,054,284
Canacol Energy Ltd. 5.75%, 11/24/2028(c)		1,797	1,064,722
Ecopetrol SA 4.625%, 11/02/2031		1,138	947,442
6.875%, 04/29/2030		3,520	3,464,138
8.625%, 01/19/2029		770	815,422
Geopark Ltd. 5.50%, 01/17/2027(c) (d)		335	333,080
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(c)		2,675	2,521,187
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(c)		3,169	3,160,127
Leviathan Bond Ltd. 6.125%, 06/30/2025(c)		5,071	5,063,420
6.50%, 06/30/2027(c)		850	839,375
SierraCol Energy Andina LLC 6.00%, 06/15/2028(c)		903	836,630

			21,099,827

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(c)	U.S.$	1,315	$1,306,321

			66,464,902

Utility – 0.3%
Electric – 0.3%
AES Andes SA 6.35%, 10/07/2079(c)		1,050	1,045,569
8.15%, 06/10/2055(c)		1,930	1,965,184
India Clean Energy Holdings 4.50%, 04/18/2027(c)		2,686	2,555,057
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)		1,306	1,253,760

			6,819,570

Total Emerging Markets - Corporate Bonds (cost $80,205,774)			73,284,472

ASSET-BACKED SECURITIES – 2.0%
Other ABS - Fixed Rate – 1.0%
Affirm Asset Securitization Trust Series 2022-Z1, Class A 4.55%, 06/15/2027(c)		146	146,034
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(c)		5,275	5,333,020
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(c)		2,161	2,165,139
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(c)		5,250	5,279,605
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 1.489%, 10/17/2044(h)		3	2,628
Pagaya AI Debt Trust Series 2023-1, Class A 7.556%, 07/15/2030(c)		79	79,046
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(c)		5,840	5,901,600
Series 2024-B, Class A 5.42%, 11/20/2037(c)		3,800	3,834,616
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(c)		1,264	1,272,989

			24,014,677

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 0.5%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(c) (m)	U.S.$	2,067	$2,067,808
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(c)		2,970	2,961,240
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(c)		3,486	3,509,972
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)		2,898	2,946,469

			11,485,489

Other ABS - Floating Rate – 0.3%
Capital Street Master Trust Series 2024-1, Class A 5.746% (CME Term SOFR + 1.35%), 10/16/2028(c) (g)		1,749	1,748,919
Pagaya AI Debt Series 2024-S1, Class ABC 7.292%, 09/15/2031(c) (m)		5,074	5,167,667
Pagaya AI Debt Trust Series 2022-6, Class A4 19.777%, 05/15/2030(c) (m)		80	81,867

			6,998,453

Credit Cards - Fixed Rate – 0.2%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(c)		5,050	5,063,864

Total Asset-Backed Securities (cost $47,207,839)			47,562,483

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Risk Share Floating Rate – 1.2%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.851% (CME Term SOFR + 3.50%), 03/25/2042(c) (g)		2,657	2,783,103
Series 2023-R05, Class 1M1 6.249% (CME Term SOFR + 1.90%), 06/25/2043(c) (g)		3,776	3,813,087
Series 2023-R07, Class 2M1 6.299% (CME Term SOFR + 1.95%), 09/25/2043(c) (g)		2,481	2,496,426
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class B 12.015% (CME Term SOFR + 7.66%), 12/25/2027(g)		1,141	1,164,004

	Principal Amount (000)		U.S. $ Value

Series 2015-DNA3, Class B 13.815% (CME Term SOFR + 9.46%), 04/25/2028(g)	U.S.$	2,450	$2,575,218
Series 2015-HQA1, Class B 13.265% (CME Term SOFR + 8.91%), 03/25/2028(g)		1,562	1,604,544
Series 2016-DNA1, Class B 14.465% (CME Term SOFR + 10.11%), 07/25/2028(g)		2,210	2,364,561
Series 2023-HQA2, Class M1A 6.351% (CME Term SOFR + 2.00%), 06/25/2043(c) (g)		2,110	2,126,402
Series 2023-HQA3, Class A1 6.201% (CME Term SOFR + 1.85%), 11/25/2043(c) (g)		1,776	1,799,286
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 10.015% (CME Term SOFR + 5.66%), 04/25/2028(g)		611	610,760
Series 2016-C01, Class 2M2 11.415% (CME Term SOFR + 7.06%), 08/25/2028(g)		181	188,455
Series 2016-C02, Class 1M2 10.465% (CME Term SOFR + 6.11%), 09/25/2028(g)		691	706,783
Series 2016-C05, Class 2B 15.215% (CME Term SOFR + 10.86%), 01/25/2029(g)		2,721	3,042,179
Series 2016-C07, Class 2B 13.965% (CME Term SOFR + 9.61%), 05/25/2029(g)		1,183	1,328,857
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.965% (CME Term SOFR + 5.61%), 10/25/2025(c) (g)		523	539,053
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 7.801% (CME Term SOFR + 3.46%), 02/25/2025(c) (g)		1,389	1,389,015
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.715% (CME Term SOFR + 5.36%), 11/25/2025(c) (g)		186	193,213

			28,724,946

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 2.679% (7.09% - CME Term SOFR), 02/15/2036(g) (p)		624	64,276

	Principal Amount (000)		U.S. $ Value

Series 3856, Class KS 2.029% (6.44% - CME Term SOFR), 05/15/2041(g) (p)	U.S.$	3,492	$276,660
Series 4248, Class SL 1.529% (5.94% - CME Term SOFR), 05/15/2041(g) (p)		356	21,787
Series 4372, Class JS 1.579% (5.99% - CME Term SOFR), 08/15/2044(g) (p)		2,101	213,889
Series 4570, Class ST 1.479% (5.89% - CME Term SOFR), 04/15/2046(g) (p)		981	96,111
Series 4735, Class SA 1.679% (6.09% - CME Term SOFR), 12/15/2047(g) (p)		4,808	501,691
Series 4763, Class SB 2.479% (6.89% - CME Term SOFR), 03/15/2048(g) (p)		6,880	1,069,110
Series 4774, Class BS 1.679% (6.09% - CME Term SOFR), 02/15/2048(g) (p)		3,318	377,936
Series 4774, Class SL 1.679% (6.09% - CME Term SOFR), 04/15/2048(g) (p)		4,576	472,296
Series 4927, Class SJ 1.585% (5.94% - CME Term SOFR), 11/25/2049(g) (p)		1,891	177,046
Federal National Mortgage Association REMICS Series 2013-4, Class ST 1.685% (6.04% - CME Term SOFR), 02/25/2043(g) (p)		1,512	145,871
Series 2014-88, Class BS 1.685% (6.04% - CME Term SOFR), 01/25/2045(g) (p)		1,181	120,905
Series 2015-90, Class SA 1.685% (6.04% - CME Term SOFR), 12/25/2045(g) (p)		10,179	959,888
Series 2016-69, Class DS 1.635% (5.99% - CME Term SOFR), 10/25/2046(g) (p)		12,594	741,288
Series 2017-49, Class SP 1.685% (6.04% - CME Term SOFR), 07/25/2047(g) (p)		1,348	148,308
Series 2018-32, Class SB 1.735% (6.09% - CME Term SOFR), 05/25/2048(g) (p)		2,546	281,119
Series 2018-45, Class SL 1.735% (6.09% - CME Term SOFR), 06/25/2048(g) (p)		1,876	228,609
Series 2018-57, Class SL 1.735% (6.09% - CME Term SOFR), 08/25/2048(g) (p)		5,095	571,089
Series 2018-58, Class SA 1.735% (6.09% - CME Term SOFR), 08/25/2048(g) (p)		2,536	274,792

	Principal Amount (000)		U.S. $ Value

Series 2018-59, Class HS 1.735% (6.09% - CME Term SOFR), 08/25/2048(g) (p)	U.S.$	6,052	$665,669
Series 2019-25, Class SA 1.585% (5.94% - CME Term SOFR), 06/25/2049(g) (p)		2,346	229,823
Series 2019-60, Class SJ 1.585% (5.94% - CME Term SOFR), 10/25/2049(g) (p)		2,194	222,875

			7,861,038

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		791	394,602
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		437	198,185
Series 2007-HY4, Class 1A1 4.936%, 09/25/2047		131	117,735
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.712%, 03/25/2037		71	59,477
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.683%, 12/28/2037		370	326,044

			1,096,043

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.675% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(g)		319	74,884
Lehman XS Trust Series 2007-10H, Class 2AIO 2.548% (6.89% - CME Term SOFR 1 Month), 07/25/2037(g) (p)		146	12,409

			87,293

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(q)		249	35,159

Total Collateralized Mortgage Obligations (cost $37,586,200)			37,804,479

	Principal Amount (000)		U.S. $ Value

BANK LOANS – 1.5%
Industrial – 1.3%
Capital Goods – 0.0%
Chariot Buyer LLC 7.662% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(r)	U.S.$	223	$224,133

Communications - Media – 0.2%
Coral US Co. 7.421% (CME Term SOFR 1 Month + 3.00%), 10/15/2029(r)		1,046	1,037,932
DIRECTV Financing LLC 9.802% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(r)		3,843	3,812,584

			4,850,516

Communications - Telecommunications – 0.3%
Crown Subsea Communications Holding, Inc. 8.337% (CME Term SOFR 1 Month + 4.00%), 01/30/2031(r)		3,751	3,781,647
Zacapa SARL 8.079% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(r)		3,216	3,235,095

			7,016,742

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.857% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(r)		532	533,482

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group LLC 7.552% (CME Term SOFR 1 Month + 3.25%), 01/16/2032(r)		1,162	1,169,104

Consumer Non-Cyclical – 0.2%
PetSmart LLC 8.162% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(r)		4,217	4,223,376

Energy – 0.1%
GIP II Blue Holding LP 8.062% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(r)		1,891	1,904,979

Other Industrial – 0.1%
Dealer Tire Financial LLC 7.312% (CME Term SOFR 1 Month + 3.00%), 07/02/2031(r)		1,271	1,271,958

Technology – 0.4%
Boxer Parent Co., Inc. 7.291% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(r)		3,327	3,339,301

	Principal Amount (000)		U.S. $ Value

Broadcom, Inc. 5.437% (CME Term SOFR 1 Month + 1.13%), 08/15/2028(m) (r)	U.S.$	2,876	$2,870,872
Clover Holdings Ltd. 7.75%, 12/09/2031(m)		2,542	2,542,000
Clover Holdings SPV III LLC 15.00%, 12/18/2027(m)		27	27,350
FinThrive Software Intermediate Holdings, Inc. 8.413% (CME Term SOFR 1 Month + 4.00%), 12/15/2028(r)		58	49,917
11.163% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(m) (r)		319	216,920
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(k) (l) (m) (o) (r)		4,133	30,999
Peraton Corp. 8.162% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(r)		1,563	1,460,868
Veritas US, Inc. 16.928% (CME Term SOFR 3 Month + 12.50%), 12/09/2029(r)		60	60,182

			10,598,409

			31,792,699

Financial Institutions – 0.2%
Banking – 0.0%
Orbit Private Holdings I Ltd. 8.035% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(r)		369	372,777

Insurance – 0.2%
Asurion LLC 8.662% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(r)		1,680	1,681,385
Hub International Ltd. 6.803% (CME Term SOFR 3 Month + 2.50%), 06/20/2030(r)		1,639	1,644,358

			3,325,743

			3,698,520

Total Bank Loans (cost $39,422,825)			35,491,219

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,242,003
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(d)		10,400	11,549,234
6.75%, 03/15/2031		4,000	4,482,507

	Principal Amount (000)		U.S. $ Value

Series GDIF 6.75%, 09/15/2029	U.S.$	4,606	$5,070,297

Total Agencies (cost $33,528,719)			30,344,041

EMERGING MARKETS – SOVEREIGNS – 1.2%
Angola – 0.2%
Angolan Government International Bond 8.00%, 11/26/2029(c)		6,169	5,555,986

Dominican Republic – 0.4%
Dominican Republic International Bond 4.50%, 01/30/2030(c)		5,298	4,888,729
6.875%, 01/29/2026(c)		4,928	4,970,381
8.625%, 04/20/2027(c)		824	845,424

			10,704,534

El Salvador – 0.1%
El Salvador Government International Bond 8.625%, 02/28/2029(c)		1,330	1,385,860
9.65%, 11/21/2054(c)		514	547,467

			1,933,327

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(c)		1,285	1,264,440

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(c)	EUR	1,195	1,104,489
5.75%, 12/31/2032(c) (e)	U.S.$	1,307	1,239,261
6.375%, 03/03/2028(c)		1,073	1,070,672

			3,414,422

Kenya – 0.1%
Republic of Kenya Government International Bond 7.00%, 05/22/2027(c)		1,680	1,652,633

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(c)		233	214,250
7.143%, 02/23/2030(c)		211	193,989
7.875%, 02/16/2032(c)		226	206,743

			614,982

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	1,465	1,411,947
6.25%, 05/23/2033(c)	U.S.$	1,185	976,144

			2,388,091

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.1%
Ukraine Government International Bond 0.00%, 02/01/2030(c) (e)	U.S.$	214	$120,528
0.00%, 02/01/2034(c) (e)		799	344,891
1.75%, 02/01/2035(c) (e)		1,549	859,100
1.75%, 02/01/2036(c) (e)		1,242	680,871

			2,005,390

Total Emerging Markets – Sovereigns (cost $30,492,306)			29,533,805

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(c)		1,955	1,975,528

Chile – 0.1%
Corp. Nacional del Cobre de Chile
5.125%, 02/02/2033(c)		480	454,020
5.95%, 01/08/2034(c)		832	826,540

			1,280,560

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		1,330	1,342,888
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 06/29/2028(c)		280	285,076

			1,627,964

Indonesia – 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 05/15/2025(c)		2,044	2,040,934

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(c)		974	962,799

Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		3,231	3,035,686
4.75%, 02/23/2027(c)		2,180	2,140,564
5.70%, 01/24/2030(c)		1,320	1,272,942
Petroleos Mexicanos 6.375%, 01/23/2045		1,944	1,288,872
6.49%, 01/23/2027		1,455	1,405,894
6.50%, 01/23/2029		587	544,883
8.75%, 06/02/2029		4,450	4,405,307

			14,094,148

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(c)		3,231	3,228,092

	Principal Amount (000)		U.S. $ Value

Transnet SOC Ltd. 8.25%, 02/06/2028(c)	U.S.$	1,294	$1,317,046

			4,545,138

Turkey – 0.1%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(c)		1,901	1,893,928

Total Quasi-Sovereigns (cost $28,761,461)			28,420,999

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Non-Agency Fixed Rate CMBS – 1.2%
BANK Series 2020-BN25, Class XA 0.87%, 01/15/2063(q)		61,923	2,103,071
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.823%, 07/15/2049		372	358,994
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.309%, 05/15/2052(q)		10,283	449,303
CD Mortgage Trust Series 2017-CD3, Class XA 0.949%, 02/10/2050(q)		12,476	182,255
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.564%, 05/10/2058(q)		10,080	113,810
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		4,350	4,268,450
Commercial Mortgage Trust Series 2015-CR27, Class XA 0.899%, 10/10/2048(q)		5,846	14,612
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	888,950
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.125%, 08/10/2044(c)		375	297,073
Series 2011-GC5, Class D 5.125%, 08/10/2044(c)		4,025	2,415,820
Series 2016-GS3, Class XA 1.183%, 10/10/2049(q)		28,730	369,790
Series 2019-GC39, Class XA 1.087%, 05/10/2052(q)		12,021	476,519
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class E 3.567%, 12/15/2047(c)		7,500	6,369,750
Series 2012-LC9, Class G 3.567%, 12/15/2047(c)		831	468,302
Series 2016-JP2, Class XA 1.785%, 08/15/2049(q)		12,766	194,496

	Principal Amount (000)		U.S. $ Value

JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class XA 0.913%, 11/13/2052(q)	U.S.$	35,512	$1,151,362
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		632	210,606
LCCM Series 2017-LC26, Class XA 1.514%, 07/12/2050(c) (q)		31,361	822,029
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.806%, 05/15/2046(c)		680	591,237
Series 2015-C22, Class XA 0.954%, 04/15/2048(q)		8,202	82
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.478%, 06/15/2050(q)		5,885	147,029
Series 2019-C16, Class XA 1.519%, 04/15/2052(q)		13,808	606,221
Series 2019-C18, Class XA 0.989%, 12/15/2052(q)		42,199	1,406,571
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(c)		1,033	960,267
Series 2013-C5, Class C 3.756%, 03/10/2046(c)		782	676,919
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XA 1.289%, 04/15/2050(q)		3,378	238
Series 2016-C36, Class XA 1.161%, 11/15/2059(q)		39,944	554,145
Series 2016-LC24, Class XA 1.603%, 10/15/2049(q)		25,042	471,909
Series 2016-LC25, Class XA 0.816%, 12/15/2059(q)		15,996	182,431
Series 2019-C52, Class XA 1.559%, 08/15/2052(q)		16,918	915,480
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 4.995%, 06/15/2044(c)		489	444,008

			28,111,729

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.123%, 11/16/2045(q)		82	1

Total Commercial Mortgage-Backed Securities (cost $31,925,966)			28,111,730

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	864	$688,884
8.00%, 11/14/2035		2,009	2,026,539

			2,715,423

Mexico – 0.0%
Mexico Government International Bond 6.875%, 05/13/2037		235	236,175

Panama – 0.3%
Panama Government International Bond 6.875%, 01/31/2036		677	640,103
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	4,918,699

			5,558,802

Romania – 0.2%
Romanian Government International Bond 5.75%, 03/24/2035(c)		5,280	4,729,534

Trinidad & Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(c)		484	474,320

Total Governments - Sovereign Bonds (cost $14,587,665)			13,714,254

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,588,089
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(h)		6,915	6,161,263

Total Local Governments - US Municipal Bonds (cost $9,475,000)			8,749,352

	Shares

COMMON STOCKS – 0.2%
Financials – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(k) (m)		135,587	694,883
Nordic Aviation Capital DAC(k) (l) (m)		103,735	2,074,700

			2,769,583

Company	Shares		U.S. $ Value

Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
New Fortress Energy, Inc.(k)		106,619	$1,599,285

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Paysafe Ltd.(k)		8,409	163,135

Consumer Discretionary – 0.0%
Automobile Components – 0.0%
Energy Technology(k) (l) (m)		497	86,975

Broadline Retail – 0.0%
ATD New Holdings, Inc.(k) (m)		29,486	30

Consumer Non-Cyclical – 0.0%
AG Tracker(k) (l) (m)		53,417	0

			87,005

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(k) (l) (m) (n)		71,086	14,217

Total Common Stocks (cost $6,086,759)			4,633,225

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Auto Components – 0.1%
Energy Technology 0.00%(k) (l) (m)		3,093	2,938,350

Technology – 0.0%
Veritas US, Inc. 0.00%(c) (k) (m)		1,336	30,060

Total Preferred Stocks (cost $2,346,857)			2,968,410

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.1%
Treasury Bills – 2.0%
Brazil – 2.0%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 04/01/2025 (cost $55,779,223)	BRL	289,350	48,512,252

	Shares

Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(s) (t) (u) (cost $25,800,268)		25,800,268	25,800,268

	Principal Amount (000)		U.S. $ Value

Corporates – Non-Investment Grade – 0.0%
Industrial – 0.0%
Transportation – Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.30% (SOFR + 0.07%), 12/19/2025(g) (h) (m) (cost $559,180)	U.S.$	559	$559,180

Total Short-Term Investments (cost $82,138,671)			74,871,700

Total Investments – 120.7% (cost $2,904,248,105)(v)			2,872,125,327
Other assets less liabilities – (20.7)%			(492,201,122)

Net Assets – 100.0%			$2,379,924,205

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Long Gilt Futures	11	March 2025	$1,265,280	$(35,051)
U.S. 10 Yr Ultra Futures	592	March 2025	65,934,000	366,320
U.S. Long Bond (CBT) Futures	135	March 2025	15,377,344	(385,485)
U.S. T-Note 5 Yr (CBT) Futures	6,989	March 2025	743,564,078	(1,849,484)
U.S. T-Note 10 Yr (CBT) Futures	1,950	March 2025	212,245,313	(1,788,995)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	2,029	March 2025	417,213,125	(221,994)
U.S. Ultra Bond (CBT) Futures	109	March 2025	12,913,094	431,764

				$(3,482,925)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank NA	CAD	2,911	USD	2,106	02/05/2025	$103,239
Citibank NA	BRL	289,350	USD	56,047	04/08/2025	7,114,004
Deutsche Bank AG	EUR	21,740	USD	22,869	02/27/2025	293,054
State Street Bank & Trust Co.	USD	2,053	EUR	2,000	02/27/2025	23,560

						$7,533,857

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 42, 5 Year Index, 12/20/2029*	(1.00)%	Quarterly	0.67%	USD	104,760	$1,641,685)	$(1,657,366)	$15,681
Qatar Government International Bond, 9.75%, 06/15/2030, 12/20/2029*	(1.00)	Quarterly	0.39	USD	26,270	(737,526)	(657,327)	(80,199)
Saudi Government International Bond, 4.00%, 04/17/2025, 12/20/2029*	(1.00)	Quarterly	0.63	USD	13,130	(232,981)	(204,501)	(28,480)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00	Quarterly	2.99	USD	29,460	2,583,742	2,017,777	565,965
CDX-NAIG Series 43, 5 Year Index, 12/20/2029*	1.00	Quarterly	0.48	USD	48,680	1,164,881	1,022,848	142,033

						$1,136,431	$521,431	$615,000

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2025
Barclays Capital, Inc.†	USD	1,255	2.00%	—	$1,255,806
Barclays Capital, Inc.†	USD	874	2.25%	—	875,089
HSBC Securities (USA), Inc.†	USD	10,673	4.10%	—	10,728,915
Nomura UK†	USD	227	0.50%	—	227,432
Nomura UK†	USD	2,901	1.00%	—	2,902,067
Nomura UK†	USD	184	2.50%	—	184,436
Nomura UK†	USD	334	3.75%	—	334,545

					$16,508,290

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$10,728,915	$—	$—	$—	$10,728,915
Corporates - Investment Grade	1,667,674	—	—	—	1,667,674
Corporates - Non-Investment Grade	875,089	—	—	—	875,089
Emerging Markets - Corporate Bonds	3,236,612	—	—	—	3,236,612

Total	$16,508,290	$—	$—	$—	$16,508,290

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $738,206,201 or 31.0% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	08/31/2021-10/27/2021	$2,812,796	$2,593,197	0.11%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 1.489%, 10/17/2044	09/04/2019	2,781	2,628	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	10,638	889	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019-12/01/2019	692,006	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	861,787	0	0.00%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025	12/23/2024	559,180	559,180	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2025	06/13/2013-01/27/2014	3,480,601	471	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	745,965	75	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2025	01/29/2014-02/03/2014	909,735	168	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,161,263	0.26%

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2025.
(j)	Defaulted matured security.
(k)	Non-income producing security.
(l)	Fair valued by the Adviser.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Escrow shares.
(o)	Defaulted.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2025.
(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(t)	The rate shown represents the 7-day yield as of period end.
(u)	Affiliated investments.
(v)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,760,067 and gross unrealized depreciation of investments was $(67,216,913), resulting in net unrealized depreciation of $(27,456,846).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

January 31, 2025 (unaudited)

84.2%	United States
1.6%	United Kingdom
1.4%	Mexico
0.9%	France
0.9%	Brazil
0.6%	Spain
0.6%	India
0.5%	Chile
0.5%	South Africa
0.5%	China
0.5%	Germany
0.4%	Colombia
0.4%	Israel
4.4%	Other
2.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Azerbaijan, Canada, Dominican Republic, El Salvador, Guatemala, Hong Kong, Hungary, Indonesia, Ireland, Italy, Ivory Coast, Jamaica, Jersey (Channel Islands), Kazakhstan, Kenya, Luxembourg, Macau, Malaysia, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, South Korea, Switzerland, Trinidad & Tobago, Turkey, Ukraine and Uzbekistan.

AB Income Fund

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,042,790,021	$—		$1,042,790,021
Mortgage Pass-Throughs	—	701,328,640	—		701,328,640
Corporates - Investment Grade	—	362,721,234	—		362,721,234
Collateralized Loan Obligations	—	176,978,548	—		176,978,548
Corporates - Non-Investment Grade	—	167,882,450	4,934,265	(a)	172,816,715
Emerging Markets - Corporate Bonds	—	73,282,869	1,603		73,284,472
Asset-Backed Securities	—	40,245,141	7,317,342		47,562,483
Collateralized Mortgage Obligations	—	37,804,479	—		37,804,479
Bank Loans	—	29,803,078	5,688,141		35,491,219
Agencies	—	30,344,041	—		30,344,041
Emerging Markets - Sovereigns	—	29,533,805	—		29,533,805
Quasi-Sovereigns	—	28,420,999	—		28,420,999
Commercial Mortgage-Backed Securities	—	28,111,730	—		28,111,730
Governments - Sovereign Bonds	—	13,714,254	—		13,714,254
Local Governments - US Municipal Bonds	—	8,749,352	—		8,749,352
Common Stocks	1,762,420	—	2,870,805	(a)	4,633,225
Preferred Stocks	—	—	2,968,410		2,968,410
Short-Term Investments:
Treasury Bills	—	48,512,252	—		48,512,252
Investment Companies	25,800,268	—	—		25,800,268
Corporates - Non-Investment Grade	—	—	559,180		559,180

Total Investments in Securities	27,562,688	2,820,222,893	24,339,746	(a)	2,872,125,327

Investments in Securities:	Level 1	Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Futures	$798,084	$—	$—		$798,084
Forward Currency Exchange Contracts	—	7,533,857	—		7,533,857
Centrally Cleared Credit Default Swaps	—	3,748,623	—		3,748,623
Liabilities:
Futures	(4,281,009)	—	—		(4,281,009)
Centrally Cleared Credit Default Swaps	—	(2,612,192)	—		(2,612,192)

Total	$24,079,763	$2,828,893,181	$24,339,746	(a)	$2,877,312,690

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,094	$194,739	$179,033	$25,800	$162